Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Apr. 30, 2015 shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	405,462,685		405,462,685
Ordinary shares, issued	91,304,327		91,169,327
Ordinary shares, outstanding	91,304,327		91,169,327
Series B-2 Preferred Shares
Mezzanine equity, issued					20,895,523
Parent Company
Ordinary shares, par value | $ / shares		0.0001		0.0001
Ordinary shares, authorized	405,462,685		405,462,685
Ordinary shares, issued	91,304,327		91,169,327
Ordinary shares, outstanding	91,304,327		91,169,327
Parent Company | Series A Preferred Shares
Mezzanine equity, par value | $ / shares		0.0001		0.0001
Mezzanine equity, authorized	71,641,792		71,641,792
Mezzanine equity, issued	71,641,792		71,641,792
Mezzanine equity, outstanding	71,641,792		71,641,792
Mezzanine equity, liquidation value | ¥	¥ 24,870		¥ 24,870
Parent Company | Series B-1 Preferred Shares
Mezzanine equity, par value | $ / shares		0.0001		0.0001
Mezzanine equity, authorized	2,000,000		2,000,000
Mezzanine equity, issued	2,000,000		2,000,000
Mezzanine equity, outstanding	2,000,000		2,000,000
Mezzanine equity, liquidation value | ¥	¥ 33,188		¥ 33,188
Parent Company | Series B-2 Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		$ 0.0001
Mezzanine equity, authorized	20,895,523		20,895,523
Mezzanine equity, issued	20,895,523		20,895,523
Mezzanine equity, outstanding	20,895,523		20,895,523
Mezzanine equity, liquidation value | ¥	¥ 364,145		¥ 364,145